General (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of reserves within equity [abstract]
Accumulated deficit	$ (219,294)	$ (208,103)
Cash and cash equivalents, short-term bank deposits and restricted bank deposits	$ 42,721	$ 37,778